Income Taxes Income Taxes - Carryforward Losses and Tax Credits, Expiry Dates (Details) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 50
Tax Year 2026
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	4
Tax Year 2029
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	16
Tax Year 2030
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Tax Year 2031
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	28
Tax Year 2032
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2
Tax Year 2033
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Tax Year 2034
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	63
Research Tax Credit Carryforward [Member] | Tax Year 2026
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Research Tax Credit Carryforward [Member] | Tax Year 2029
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Research Tax Credit Carryforward [Member] | Tax Year 2030
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	1
Research Tax Credit Carryforward [Member] | Tax Year 2031
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	1
Research Tax Credit Carryforward [Member] | Tax Year 2032
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Research Tax Credit Carryforward [Member] | Tax Year 2033
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	32
Research Tax Credit Carryforward [Member] | Tax Year 2034
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	29
Research Tax Credit Carryforward [Member] | Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	120
Minimum Tax Credit Carryforward [Member] | Tax Year 2026
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year 2029
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year 2030
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year 2031
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	120
Minimum Tax Credit Carryforward [Member] | Tax Year 2032
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year 2033
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year 2034
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Minimum Tax Credit Carryforward [Member] | Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	6
Capital Loss Carryforward [Member] | Tax Year 2026
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2029
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2030
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2031
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2032
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2033
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year 2034
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	0
Capital Loss Carryforward [Member] | Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward	$ 6